Regulatory Assets And Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	$ 276,688	$ 217,376
Regulatory liabilities before discontinued operations	47,588	35,921
Regulatory assets of discontinued operations	34,396	29,399
Regulatory liabilities of discontinued operations	6,244	2,490
Regulatory Assets	242,292	187,977
Regulatory Liabilities	41,344	33,431
Long-term debt maturity date, start	2012
Long-term debt maturity date, end	2035
Minimum [Member]
Regulatory Of Assets And Liabilities [Line Items]
Water tank painting costs amortization period, in years	5
Maximum [Member]
Regulatory Of Assets And Liabilities [Line Items]
Water tank painting costs amortization period, in years	17
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	105,070	78,203
Regulatory liabilities before discontinued operations	1,881	1,928
Pension Cost [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	21,975	27,720
Regulatory liabilities before discontinued operations	16,828	14,969
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	132,038	93,338
Regulatory liabilities before discontinued operations	25,365	18,009
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	4,653	4,731
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	1,540	1,751
Regulatory liabilities before discontinued operations	162	236
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	11,412	11,633
Regulatory liabilities before discontinued operations	$ 3,352	$ 779